INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2024
Investment property [abstract]
Schedule of Roll Forward of Investment Property Balances
The following table presents a roll forward of investment property balances for the years ended December 31, 2024 and 2023:

	Year ended Dec. 31, 2024			Year ended Dec. 31, 2023
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of year	$77,699	$5,216	$82,915	$66,067	$2,518	$68,585
Changes resulting from:
Property acquisitions	7,775	235	8,010	2,543	829	3,372
Capital expenditures	832	1,302	2,134	732	1,326	2,058
Property dispositions(1)	(1,602)	—	(1,602)	(1,478)	(44)	(1,522)
Fair value (losses) gains, net	(883)	377	(506)	(1,410)	92	(1,318)
Foreign currency translation	(1,351)	(40)	(1,391)	646	80	726
Transfers between commercial properties and commercial developments	445	(445)	—	940	(940)	—
Acquisition of Foreign Investments(2)	—	—	—	11,286	1,408	12,694
Reclassification to assets held for sale and other changes	(2,601)	(14)	(2,615)	(1,627)	(53)	(1,680)
Reclassification of BSREP IV investments to assets held for sale(2)	(20,221)	(4,646)	(24,867)	—	—	—
Balance, end of year(3)	$60,093	$1,985	$62,078	$77,699	$5,216	$82,915
(1)Property dispositions represent the carrying value on date of sale.
(2)See Note 31, Related Parties for further information on the Acquisition of Foreign Investments and Reclassification of BSREP IV investments to assets held for sale.
(3)Includes right-of-use commercial properties and commercial developments of $705 million and $22 million, respectively, as of December 31, 2024 (2023 - $1,116 million and $130 million, respectively). Current lease liabilities of $29 million (2023 - $37 million) have been included in accounts payable and other liabilities and non-current lease liabilities of $695 million (2023 - $995 million) have been included in other non-current liabilities.

Schedule of Key Valuation Metrics for Investment Properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2024			Dec. 31, 2023
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Office(1)	Discounted cash flow	7.0%	5.6%	11	7.0%	5.5%	11
Retail(2)	Discounted cash flow	7.1%	5.4%	10	7.2%	5.5%	10
LP Investments(3)	Discounted cash flow	9.6%	6.7%	8	8.4%	5.8%	9
(1)Included in the total Office portfolio are 16 premier office and mixed-use complexes in key global markets with a weighted-average discount rate of 6.7%.
(2)Included in the total Retail portfolio are 19 Core premier retail centers with a weighted-average discount rate of 6.2%.
(3)The valuation method used to value multifamily, self storage and manufactured housing properties is the direct capitalization method. At December 31, 2024, the overall implied capitalization rate used for properties using the direct capitalization method was 4.9% (December 31, 2023 - 4.6%) except for certain recently acquired multifamily investments temporarily valued using the discounted cash flow method.
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Schedule of Investment Properties Measured at Fair Value
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above in IFRS 13 within Note 2(h), Summary of Material Accounting Policies, Fair value measurement.

	Dec. 31, 2024				Dec. 31, 2023
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Office	$—	$—	$18,360	$1,230	$—	$—	$20,194	$859
Retail	—	—	18,939	78	—	—	19,385	67
LP Investments	—	—	22,794	677	—	—	38,120	4,290
Total	$—	$—	$60,093	$1,985	$—	$—	$77,699	$5,216
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2024				Dec. 31, 2023
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	$42	$904	$2,470	$3,416	$36	$904	$2,923	$3,863
Securities designated as FVTOCI	—	—	38	38	24	—	62	86
Derivative assets	—	365	—	365	3	486	2	491
Total financial assets	$42	$1,269	$2,508	$3,819	$63	$1,390	$2,987	$4,440

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$139	$139	$—	$—	$189	$189
Derivative liabilities	—	471	—	471	—	1,162	—	1,162
Loan payable	—	16	—	16	—	28	—	28
Total financial liabilities	$—	$487	$139	$626	$—	$1,190	$189	$1,379
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2024 and 2023:

	Dec. 31, 2024		Dec. 31, 2023
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	2,987	189	2,250	577
Additions	288	1	303	—
Dispositions	(100)	—	(29)	—
Fair value (losses) gains, net and OCI	(159)	(61)	454	(408)
Acquisition/(Deconsolidation) of BSREP IV Investments(1)	(52)	—	22	—
Other	(456)	10	(13)	20
Balance, end of year	2,508	139	2,987	189
(1)See Note 31, Related Parties for further information on the Acquisition of Foreign Investments and Deconsolidation of BSREP IV investments.

Schedule of Sensitivity Analysis
The following table presents a sensitivity analysis to the impact of a 25 basis point (“bps”) increase of the discount rate and terminal capitalization or overall implied capitalization rate (“ICR”) on fair values of the partnership’s commercial properties for the year ended December 31, 2024, for properties valued using the discounted cash flow or direct capitalization method, respectively:

	Dec. 31, 2024
(US$ Millions)	Impact of +25bps DR	Impact of +25bps TCR	Impact of +25bps DR and +25bps TCR or +25bps ICR
Office	$418	$567	$969
Retail	362	565	914
LP Investments(1)	248	477	742
Total	$1,028	$1,609	$2,625
(1)The valuation method used to value multifamily, self storage and manufactured housing properties is the direct capitalization method except for certain recently acquired multifamily investments temporarily valued using the discounted cash flow method. The impact of the sensitivity analysis on the discount rate includes properties valued using the DCF method as well as properties valued using an overall implied capitalization rate under the direct capitalization method.